U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.     Name and address of issuer:
       Putnam Tax-Free Income Trust
       One Post Office Square
       Boston, Massachusetts  02109

2. The name of each series or class of securities for which
       this Form is filed (if the Form is being filed for all
       series and classes of securities of the issuer, check the
       box but do not list series or classes): [  ]

       Putnam Tax-Free High Yield Fund

3.     Investment Company Act File Number:     811-4345
       Securities Act File Number:             2-98790

4(a).  Last day of fiscal year for which this Form is filed:
       July 31, 1997

4(b).  [   ]   Check box if this Form is being filed late
(i.e.,
more than 90 calendar days after the end of the
               issuer's fiscal year).  (See Instruction A.2)

       Note: If the Form is being filed late, interest must be
       paid on the registration fee due.

4(c).  [   ]Check box if this is the last time the issuer
will
       be filing this Form.

5.     Calculation of registration fee:

(i)   Aggregate sale price of securities sold
      during the fiscal year pursuant to section
$585,547,782
      24(f):

(ii)  Aggregate price of securities redeemed or
$558,936,503
      repurchased during the fiscal year:

(iii) Aggregate price of securities redeemed or
$0
      repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:

(iv)  Total available redemption credits [add
$558,936,503
      Items 5(ii) and 5(iii):

(v)   Net sales - if Item 5(i) is greater than
$26,611,279
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:

(vi)  Redemption credits available for use in
$0
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:

(vii) Multiplier for determining registration        1/33rd
of 1%
      fee
     (see Instruction C.9):


(viii)Registration fee due [multiply Item 5(v)
$8,064.03
      by Item 5(vii)] (enter 0 if no fee is
      due):


6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting
       an amount of securities that were registered under the
       Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
       securities (number of shares or other units) deducted here:

       If there is a number of shares or other units that were
       registered pursuant to rule 24e-2 remaining unsold at the
       end of the fiscal year for which this form is filed that
       are available for use by the issuer in future years, then
       state that number here:

7.     Interest due - if this Form is being filed more than
90
       days after the end of the issuer's fiscal year (see
       Instruction D):

       +$

8. Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:

       =$8,064.03

9. Date the registration fee and any interest payment was
       sent to the Commission's lockbox depository:
       October 28, 1997

       Method of Delivery:

               [ X ]     Wire Transfer (CIK 0000771951)
               [   ]     Mail or other means
                            SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)      /s/ John D. Hughes

___________________________________
                              John D. Hughes
                              Senior Vice President and
Treasurer

Date:  October 28, 1997